Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt
Debt
As of June 30, 2015 and December 31, 2014, the Company had the following principal amounts of debt outstanding:

(In $ millions)	June 30, 2015	December 31, 2014
External debt agreements
Amended Senior Secured Credit Facilities	$2,909.2	$2,881.0
$1,450 facility	402.9	422.9
$420 facility	333.0	—
Sub-total external debt	$3,645.1	$3,303.9
Less current portion of long-term debt	(105.3)	(76.5)
Long-term external debt	$3,539.8	$3,227.4

Related party debt agreements
Rig Financing and Loan Agreements
West Vencedor Loan Agreement (previously $1,200 facility)	$65.8	$78.2
$440 facility	148.8	158.8
Sub-total Rig Financing Agreements	$214.6	$237.0

Other related party debt
$109.5 T-15 vendor financing facility	$109.5	$109.5
Total related party debt	$324.1	$346.5
Less current portion of related party debt	(145.8)	(40.4)
Long-term related party debt	$178.3	$306.1

Total external and related party debt	$3,969.2	$3,650.4

The Company has adopted Accounting Standards Update (ASU) 2015-03, Interest - Imputation of Interest, (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs as of June 30, 2015, which requires the debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts and premiums. This ASU is effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company has chosen to early adopt this ASU in the second quarter of 2015. As a result, the consolidated balance sheet as of December 31, 2014 has been restated to reflect this change in accounting principle. $7.6 million of debt issuance costs have been reclassified from other current assets to a direct deduction from current portion of long-term debt and $70.8 million of debt issuance costs have been reclassified from other non-current assets to a direct deduction from long-term debt. As of June 30, 2015, $9.1 million of debt issuance costs have been presented as a direct deduction from the current portion of long-term debt and $55.2 million of debt issuance costs have been presented as a direct deduction from long-term debt.

Outstanding debt as of June 30, 2015
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term debt	$251.1	$(9.1)	$242.0
Long-term debt	3,718.1	(55.2)	3,662.9
Total	$3,969.2	$(64.3)	$3,904.9

Outstanding debt as of December 31, 2014
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term debt	$116.9	$(7.6)	$109.3
Long-term debt	3,533.5	(70.8)	3,462.7
Total	$3,650.4	$(78.4)	$3,572.0

The outstanding debt as of June 30, 2015 is repayable as follows:

(In US$ millions)	As of June 30,
2016	$251.1
2017	141.6
2018	503.2
2019	63.6
2020	63.6
2021 and thereafter	2,946.1
Total outstanding debt	$3,969.2

The significant developments relating to the Company's debt during the six months ended June 30, 2015 are explained below.

Amended Senior Secured Credit Facilities

During the six months ended June 30, 2015, the Company drew down $50.0 million of the $100.0 million revolving credit facility to finance a portion of the Polaris Acquisition. Refer to Note 5 – Business acquisitions for more information. As of June 30, 2015, $50.0 million of the revolving credit facility remained available.

$420 million Term Loan and Revolving Credit Facilities Agreement
On June 19, 2015, in connection with the completion of the Polaris Acquisition, Seadrill Polaris as borrower, entered into an amendment and restatement of the $420 million term loan facility (the “West Polaris Facility”). The West Polaris Facility is comprised of a $320 million term loan facility and a $100 million revolving credit facility. The West Polaris Facility matures on January 31, 2018 and bears interest at a rate of LIBOR plus 2.25%. Commitment fees are payable quarterly in arrears on the unused portion of the revolving credit facility at the rate of 0.90% per annum. The term loan of the West Polaris Facility is payable on a monthly basis in equal installments of $3 million and a final lump sum payment of $143 million upon maturity. Upon closing of the Polaris Acquisition, Seadrill Polaris owed $336.0 million under the West Polaris Facility. Refer to Note 5 - Business Acquisitions. Subsequent to the acquisition, $3.0 million was repaid. The outstanding balance under the West Polaris Facility as of June 30, 2015 was $333.0 million.

Seadrill and the Company are guarantors of the West Polaris Facility. Security for the West Polaris Facility consists of a first priority perfected pledge by Seadrill Operating of all of its equity interests in Seadrill Polaris, a first priority perfected ship mortgage by Seadrill Polaris over the West Polaris, and first priority perfected security interests granted by Seadrill Polaris in its earnings, earnings accounts and insurances.
Rig Financing Agreements
In June 2010, Seadrill entered into a $1,200 million senior secured term loan in part to fund the delivery of the West Vencedor, as well as other Seadrill rigs. The Company refers to this secured term loan as the West Vencedor Facility. The West Vencedor was pledged to secure Seadrill's obligations under the West Vencedor Facility. In connection with the Company's IPO, Seadrill amended and restated the West Vencedor Facility to allow for the transfer of the West Vencedor to OPCO and to provide for Seadrill and Seadrill Vencedor Ltd., the owner of the West Vencedor, to guarantee the obligations under the West Vencedor Facility. The West Vencedor Facility bore interest at LIBOR plus 2.25%. The West Vencedor Facility was repaid in full by Seadrill in June 2014, and subsequently the related party agreement between the Company and Seadrill was amended to carry on this facility on the same terms, referred to as the West Vencedor Loan Agreement. The West Vencedor Loan Agreement was scheduled to mature in June 2015 and all outstanding amounts thereunder would be due and payable, including a balloon payment of $69.9 million. On April 14, 2015 the West Vencedor Loan Agreement was amended and the maturity date was extended to June 25, 2018. The West Vencedor Loan Agreement bears a margin of 2.25%, a guarantee fee of 1.4% and a balloon payment of $20.6 million due at maturity in June 2018. As of June 30, 2015 the total net book value of the West Vencedor pledged as security was $173.4 million. The outstanding balance under the West Vencedor Loan Agreement due to Seadrill was $65.8 million as of June 30, 2015 ($78.2 million as of December 31, 2014).

Restrictive Covenants
The Company's facilities and related party loan agreements include financial and non-financial covenants applicable to the Company and Seadrill. These covenants are described in Note 12 to the Company's audited 2014 financial statements. The Company and Seadrill were in compliance with the related covenants as of June 30, 2015 and December 31, 2014.

The West Polaris Facility contains materially the same covenants as the Rig Financing Agreements as described in Note 12 to the Company's audited 2014 financial statements, except that the leverage ratio of net debt to EBITDA with respect to the West Polaris Facility can be up to 6.0:1 until September 30, 2016 and up to 5.50:1 until December 31, 2016. In the event the leverage ratio exceeds 4.50:1, loans under the facility bear interest at an additional margin ranging from 0.125% to 0.750%. In addition, the West Polaris must have a minimum market value of at least 125% of the outstanding loans at any time. If it does not, Seadrill Polaris must repay the loans or provide additional collateral to correct the shortfall.

The West Polaris Facility contains materially the same events of default as the Rig Financing Agreements as described in Note 12 to the Company's audited 2014 financial statements. If we were to default under the West Polaris Facility, or to default under one of our other financing agreements relating to aggregate indebtedness of $25 million or more, it could cause an event of default under the West Polaris Facility.